SEGMENT REPORTING (Tables)	May 08, 2025
Segment Reporting [Abstract]
Summary of resource allocation, the CODM reviews the key metric	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews the key metric below included in net income or loss:

December 31, 2025
General and administrative expenses	$31,519